Note 11 - Long-term Debt (Details) - USD ($)															1 Months Ended	12 Months Ended
	Dec. 30, 2015	Sep. 30, 2015	Sep. 14, 2015	Sep. 03, 2015	Aug. 04, 2015	Jul. 31, 2015	Jul. 07, 2015	Apr. 21, 2015	Mar. 27, 2015	Jan. 08, 2015	Oct. 01, 2014	Jun. 30, 2014	Apr. 25, 2014	Mar. 31, 2014	Dec. 20, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 04, 2014	Apr. 16, 2014	Apr. 14, 2014
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt																$ 155,100,000
Repayments of Debt																55,943,588
Term Loan Financial Covenants, Cash Requirement																$ 5,146,877
Percentage of Dividends Paid To Free Cash Flow																50.00%
Debt, Weighted Average Interest Rate																2.67%	2.28%	2.23%
Interest Expense, Debt																$ 10,175,944	$ 8,746,786	$ 7,997,247
Interest Costs Capitalized																1,822,443	$ 2,113,297	$ 819,296
Long-term Line of Credit																$ 33,600,000
Quarterly Commitment Fee Percentage																0.80%
July 4, 2014 Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank																			$ 22,750,000
Second Facility Agreeement with Bank [Member] | LPG Vessels [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Aggregate Indebtedness																					$ 20,400,000
First Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt			$ 16,000,000
First Tranche [Member] | Term Loan with Bank, March 24, 2014 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt														$ 17,150,000
First Tranche [Member] | July 4, 2014 Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt					$ 11,375,000
First Tranche [Member] | Term Loan 21 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt							$ 25,350,000
First Tranche [Member] | Term Loan 19 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt	$ 22,400,000
Second Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt		$ 16,000,000
Second Tranche [Member] | Term Loan with Bank, March 24, 2014 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt												$ 17,150,000
Second Tranche [Member] | July 4, 2014 Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt				$ 11,375,000
Third Tranche [Member] | Term Loan with Bank, March 24, 2014 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt						$ 15,925,000
Third Tranche [Member] | First Facility Agreement with a Bank [Member] | LPG Vessels [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt								$ 15,750,000
Two of Three Tranches [Member] | First Facility Agreement with a Bank [Member] | LPG Vessels [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt													$ 14,250,000
Eco Invictus Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt											$ 13,000,000
Term Loan 17 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt										$ 20,925,000						$ 20,925,000
Repayments of Debt																1,065,000
Term Loan 2 [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Repayments of Debt									$ 13,500,000							$ 14,500,000
Lesser of [Member] | Condition Met At Delivery [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt															$ 67,200,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															70.00%
Lesser of [Member] | Condition Not Being Met [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt															$ 62,400,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition															65.00%
Maximum [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate																3.00%
Maximum [Member] | First Facility Agreement with a Bank [Member] | LPG Vessels [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Aggregate Indebtedness																				$ 30,000,000
Maximum [Member] | Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Value to Loan Ratio																130.00%
Minimum [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate																0.70%
Minimum [Member] | Term Loan [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Value to Loan Ratio																125.00%
Not To Exceed [Member]
Note 11 - Long-term Debt (Details) [Line Items]
Percentage of Total Debt To Total Maket Value Adjusted Assets																80.00%
Numerator [Member]
Note 11 - Long-term Debt (Details) [Line Items]
EBITDA to Interest Expense																2.5